Dividends (Tables)	12 Months Ended
Dec. 31, 2025
Cash [abstract]
Schedule of dividends

	2025		2024		2023
	Cents per share	$m	Cents per share	$m	Cents per share	$m
Dividends relating to reporting year:*
First interim dividend	7.71¢	197	6.84¢	185	6.26¢	172
Second interim dividend	18.89¢	481	16.29¢	433	14.21¢	392
Total relating to reporting year	26.60¢	678	23.13¢	618	20.47¢	564
Dividends paid in reporting year:
Current year first interim dividend	7.71¢	197	6.84¢	185	6.26¢	172
Second interim dividend for prior year	16.29¢	426	14.21¢	390	13.04¢	361
Total paid in reporting year	24.00¢	623	21.05¢	575	19.30¢	533